THE PACIFIC CORPORATE GROUP
                              PRIVATE EQUITY FUND

                        Consolidated Financial Statements
                                 (Unaudited)
                            For the Six Months Ended
                               September 30, 2002

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
CONSOLIDATED BALANCE SHEET (Unaudited)
September 30, 2002


Assets

Portfolio investments at fair value (cost $93,209,351)                                                  $     72,705,719
Cash and cash equivalents                                                                                     23,024,943
Accrued interest receivable                                                                                       33,150
Prepaid expenses and other assets                                                                                103,756
Distribution receivable from Indirect Investments                                                                  6,015
Deferred compensation plan assets, at market value                                                                67,097
                                                                                                        ----------------

Total Assets                                                                                            $     95,940,680
                                                                                                        ================


Liabilities and Shareholders' Equity

Liabilities:
Accounts payable and accrued expenses                                                                   $        372,636
Due to Independent Trustees - deferred compensation plan                                                          67,097
                                                                                                        ----------------
   Total liabilities                                                                                             439,733
                                                                                                        ----------------

Shareholders' equity:
Shares of beneficial interest, 108,659.8075 shares issued and outstanding:
Adviser Trustee (500 shares)                                                                                     439,450
Beneficial Shareholders (108,159.8075 shares)                                                                 95,061,497
                                                                                                        ----------------
   Total shareholders' equity                                                                                 95,500,947
                                                                                                        ----------------

Total Liabilities and Shareholders' Equity                                                              $     95,940,680
                                                                                                        ================



The accompanying notes are an integral part of these consolidated financial statements.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS (Unaudited)
As of September 30, 2002

                                                                                                          Fair Value
                                                                                                               % of
                                                                            Cost          Fair Value        Net Assets

Direct Investments:

ADCO Global, Inc.
Raleigh, NC
Adhesives, sealants and coatings
10,000 shares of redeemable exchangeable
   cumulative preferred stock                                        $      1,000,000   $      1,000,000
100,000 shares of common stock                                              1,000,000          1,000,000
                                                                     ----------------   ----------------
                                                                            2,000,000          2,000,000        2.10%
                                                                     ----------------   ----------------
HCS Holdings, Inc.
Beaumont, TX
Home healthcare supplies
33,750 shares of Series A redeemable preferred stock                        3,375,000          3,375,000
37,500 shares of Class A common stock                                         375,000            375,000
                                                                     ----------------   ----------------
                                                                            3,750,000          3,750,000        3.93%
                                                                     ----------------   ----------------
Integra Telecom, Inc.
Portland, OR
Facilities-based, integrated communications provider
4,000,000 shares of Series F preferred stock                                4,000,000                  0
Warrant to purchase 3,561,086 shares of Class A voting
   common stock at $.001 per share, expiring 1/14/10                                0                  0
185,000 shares of Series H preferred stock                                    185,000            185,000
Warrant to purchase 31,889,397 shares of Class A voting
   common stock                                                                     0                  0
                                                                     ----------------   ----------------
                                                                            4,185,000            185,000        0.19%
                                                                     ----------------   ----------------
IRMC Holdings, Inc.
Columbus, OH
Accounts receivable management and teleservices
34,654 shares of 8% Series A cumulative
   redeemable preferred stock                                               3,465,400          4,421,784
84,920 shares of Class A common stock                                       1,475,518          4,725,798
                                                                     ----------------   ----------------
                                                                            4,940,918          9,147,582        9.58%
                                                                     ----------------   ----------------
VS&A-DTN, LLC
New York, NY
Holding company for investment in Data Transmission Network Corporation, a business-to-business e-commerce and information services company serving the agriculture, weather, energy and financial services industries
1.565% membership interest in VS&A-DTN, LLC                                 3,750,000          1,875,000        1.96%

VS&A HW Holding, LLC
Washington, D.C
Holding company for investment in Hanley-Wood, LLC, a
business to business company providing publishing trade
show and related media for residential building industry
1.779% membership interest in VS&A HW Holding LLC                           3,000,000          3,000,000        3.14%




THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS (Unaudited), continued
As of September 30, 2002
                                                                                                            Fair Value
                                                                                                               % of
                                                                            Cost          Fair Value        Net Assets

Zhone Investors VIII, LLC
Holding company for investment in Zhone Technologies, Inc., a next generation telecommunications equipment, services and solutions provider located in
Oakland, CA 69.8% Class A membership interest in Zhone Investors
   VIII, LLC                                                         $      3,001,000   $      1,500,500        1.57%
                                                                     ----------------   ----------------     --------

Total Direct Investments                                                   24,626,918         21,458,082       22.47%
                                                                     ----------------   ----------------     --------

Indirect Investments:

Alta California Partners II, L.P.                                           3,701,444          2,522,391        2.64%
$4,000,000 original capital commitment
1.783% limited partnership interest

American Securities Partners II, L.P.                                       3,360,665          3,232,441        3.39%
$5,000,000 original capital commitment
1.429% limited partnership interest

Apollo Investment Fund IV, L.P.                                             4,268,497          4,309,776        4.51%
$5,000,000 original capital commitment
..139% limited partnership interest

Atlas Venture Fund IV, L.P.                                                 1,197,523            424,790        0.44%
$1,540,000 original capital commitment
..381% limited partnership interest

Aurora Equity Partners II L.P.                                              3,831,243          3,930,573        4.12%
$5,000,000 original capital commitment
..663% limited partnership interest

Bedrock Capital Partners I, L.P.                                            4,311,364          1,179,598        1.24%
$5,000,000 original capital commitment
4.189% limited partnership interest

CVC European Equity Partners II L.P.                                        5,262,831          5,362,002        5.61%
$7,500,000 original capital commitment
..397% limited partnership interest

Exxel Capital Partners V, L.P.                                              2,372,354            575,316        0.60%
$2,500,000 original capital commitment
..294% limited partnership interest




THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS (Unaudited), continued
As of September 30, 2002
                                                                                                            Fair Value
                                                                                                               % of
                                                                            Cost          Fair Value        Net Assets


Fenway Partners Capital Fund II, L.P.                                $      2,727,229   $      1,985,731        2.08%
$5,000,000 original capital commitment
..550% limited partnership interest

First Reserve Fund VIII, L.P.                                               4,510,699          4,972,801        5.21%
$5,000,000 original capital commitment
..616% limited partnership interest

Hicks, Muse, Tate & Furst Equity Fund IV, L.P.                              4,353,468          1,970,902        2.06%
$5,000,000 original capital commitment
..124% limited partnership interest

Hicks, Muse, Tate & Furst Latin America Fund, L.P.                          2,425,375          1,187,696        1.24%
$2,500,000 original capital commitment
..260% limited partnership interest

Parthenon Investors, L.P.                                                   2,829,528          3,134,449        3.28%
$3,500,000 original capital commitment
..990% limited partnership interest

Providence Equity Partners III, L.P.                                        2,076,269            686,580        0.72%
Providence Equity Offshore Partners III, L.P.                                 574,873            354,895        0.37%
                                                                     ----------------   ----------------     --------
$3,500,000 original capital commitment                                      2,651,142          1,041,475        1.09%
                                                                     ----------------   ----------------     --------
..372% limited partnership interest

Sentinel Capital Partners II, L.P.                                          2,825,237          3,090,799        3.24%
$5,000,000 original capital commitment
3.973% limited partnership interest

Sprout Capital VIII, L.P.                                                   4,326,274          1,354,531        1.42%
$5,000,000 original capital commitment
..667% limited partnership interest

Thomas H. Lee Equity Fund IV, L.P.                                          7,994,554          6,935,297        7.26%
$10,000,000 original capital commitment
..342% limited partnership interest

Triumph Partners III, L.P.                                                  3,891,222          2,933,366        3.07%
$5,000,000 original capital commitment
..831% limited partnership interest




THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS (Unaudited), continued
As of September 30, 2002
                                                                                                            Fair Value
                                                                                                               % of
                                                                            Cost          Fair Value        Net Assets


VS&A Communications Partners III, L.P.                               $      1,741,784   $      1,103,703        1.16%
$3,000,000 original capital commitment
..310% limited partnership interest                                                                           _______
                                                                     ----------------   ----------------

Total Indirect Investments                                                 68,582,433         51,247,637       53.66%
                                                                     ----------------   ----------------     --------

Total Portfolio Investments                                          $     93,209,351   $     72,705,719       76.13%
                                                                     ================   ================     ========





The accompanying notes are an integral part of these consolidated financial statements.


THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) For the Three and Six Months Ended September 30, 2002

                                                                                   Three Months         Six Months
                                                                                      Ended                Ended
                                                                                   September 30,        September 30,
                                                                                       2002                  2002
                                                                                 ------------------     -----------------
Investment Income and Expenses

Interest from short-term investments                                              $       103,418        $        196,801
                                                                                  ---------------        ----------------

Expenses:
Management fee                                                                            342,231                 684,462
Legal fees                                                                                 98,109                 180,833
Accounting and administrative fees                                                         56,229                  91,620
Independent Trustee fees                                                                   11,625                  23,250
Custody fees                                                                                4,500                  24,250
Insurance expense                                                                          17,687                  33,413
Miscellaneous                                                                               3,724                   7,238
                                                                                  ---------------        ----------------
   Total expenses                                                                         534,105               1,045,066
                                                                                  ---------------        ----------------

   Net investment loss                                                                   (430,687)               (848,265)
                                                                                  ---------------        ----------------

Net Change in Net Assets from Portfolio Investments

Change in unrealized depreciation of Direct Investments                                (1,805,692)             (1,841,384)
                                                                                  ---------------        ----------------
   Net change in net assets from Direct Investments                                    (1,805,692)             (1,841,384)
                                                                                  ---------------        ----------------

Change in unrealized appreciation of Distributed Investments                                    -                  28,060
Realized loss from Distributed Investments                                                      -                 (35,032)
                                                                                  ---------------        ----------------
   Net change in net assets from Distributed Investments                                        -                  (6,972)
                                                                                  ---------------        ----------------

Change in unrealized depreciation of Indirect Investments                              (4,652,279)             (9,579,794)
Expenses paid in connection with Indirect Investments                                      (9,275)                (21,775)
Realized gains/income received from Indirect Investments                                  217,759               2,160,563
                                                                                  ---------------        ----------------
   Net change in net assets from Indirect Investments                                  (4,443,795)             (7,441,006)
                                                                                  ---------------        ----------------

Net Decrease in Net Assets Resulting from Operations                              $    (6,680,174)       $    (10,137,627)
                                                                                  ===============        ================



The accompanying notes are an integral part of these consolidated financial statements.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY (Unaudited) For the Six Months Ended September 30, 2002



                                                           Adviser                 Beneficial
                                                           Trustee                Shareholders               Total

Balance as of March 31, 2002                           $      486,098         $      105,152,476       $     105,638,574

Net decrease in net assets from operations                    (46,648)               (10,090,979)            (10,137,627)
                                                       --------------         ------------------       -----------------

Balance as of September 30, 2002                       $      439,450         $       95,061,497 (A)   $      95,500,947
                                                       ==============         ===================      =================

(A) The net asset value per share of beneficial interest was $878.90 as of September 30, 2002. Additionally, through September 30, 2002, the Trust has made cash distributions to Beneficial Shareholders totaling $119.00 per share of beneficial interest.




The accompanying notes are an integral part of these consolidated financial statements.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
CONSOLIDATED STATEMENT OF CASH FLOWS (Unaudited)
For the Six Months Ended September 30, 2002


Cash Flows From Operating Activities

Net decrease in net assets from operations                                                              $     (10,137,627)

Adjustments to reconcile net decrease in net assets from operations to net cash provided from operating activities:

Cost of Direct Investments purchased                                                                             (395,000)
Capital contributed to Indirect Investments                                                                    (2,274,881)
Return of capital distributions received from Indirect Investments                                              2,512,728
Proceeds from the sale of Distributed Investments                                                                  82,036
Change in net unrealized depreciation of Indirect Investments                                                   9,579,794
Net change in net assets from Direct Investments                                                                1,841,384
Net change in net assets from Distributed Investments                                                               6,972
Increase in accrued interest receivable                                                                            (1,165)
Decrease in prepaid expenses and other assets                                                                      53,207
Increase in accounts payable and accrued expenses                                                                 287,910
                                                                                                        -----------------
Net cash provided from operating activities                                                                     1,555,358
                                                                                                        -----------------


Increase in cash and cash equivalents                                                                           1,555,358
Cash and cash equivalents at beginning of period                                                               21,469,585
                                                                                                        -----------------

Cash and Cash Equivalents at End of Period                                                              $      23,024,943
                                                                                                        =================

Supplemental disclosure of non-cash investing activities:

Value of in-kind distribution received from Indirect Investments                                        $          89,008
                                                                                                        =================



The accompanying notes are an integral part of these consolidated financial statements.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS (Unaudited)
For the Six Months Ended September 30, 2002


THE FOLLOWING PER SHARE DATA AND RATIOS HAVE BEEN DERIVED FROM INFORMATION
PROVIDED IN THE FINANCIAL STATEMENTS.

Increase (Decrease) in Net Asset Value

Per Share Operating Performance:

Net asset value, beginning of period                                                                     $          972.20

   Net investment loss                                                              $      (7.81)

   Net change in net assets from Portfolio Investments                                    (85.49)
                                                                                    ------------

Net decrease in net assets resulting from operations                                                                (93.30)
                                                                                                         -----------------

Net asset value, end of period                                                                           $          878.90
                                                                                                         =================

Total investment return                                                                                              (19.19%)
                                                                                                         ===================

Ratios to Average Net Assets:

Investment expenses                                                                                                 2.07%
                                                                                                         ================

Net investment loss                                                                                                (1.68%)
                                                                                                         ================

Supplemental Data:

Net assets, end of period                                                                                $      95,500,947
                                                                                                         =================

Portfolio turnover                                                                                                  0.10%
                                                                                                         ================



The accompanying notes are an integral part of these consolidated financial statements.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)

1.       Organization and Purpose

The Pacific Corporate Group Private Equity Fund (the "Trust") is a Delaware business trust, formed on September 22, 1997. The Trust, which began operations on February 9, 1998 ("Commencement of Operations"), is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company.

Pacific Corporate Group LLC, the Adviser Trustee of the Trust (the "Adviser Trustee") manages the investment policies and operations of the Trust. The Adviser Trustee and four individuals (the "Individual Trustees"), three of whom are non-interested persons as defined in the Investment Company Act of 1940 (the "Independent Trustees"), are responsible for the overall supervision of the Trust.

The objective of the Trust is to achieve, through selected private market equity and equity-related investments, rates of return superior to public market investment alternatives, while reducing risks through the diversification of investments within the private market. The Trust seeks to achieve this objective through investments primarily in a portfolio of partnerships ("Indirect Investments") and, with respect to up to 25% of committed capital, direct investment in private or public operating companies ("Direct Investments"). The Trust makes certain Indirect and Direct Investments through PEF Indirect, LLC and PEF Direct, Inc., wholly owned subsidiaries of the Trust. The Fund's consolidated financial statements include the financial statements of PEF Indirect, LLC and PEF Direct, Inc.

The Trust is scheduled to terminate on December 31, 2009, subject to extension in the sole discretion of the Trustees, for up to three additional one-year periods.

2.       Summary of Significant Accounting Policies

Valuation of Investments - Short-term investments are valued at amortized cost, which approximates market.

Portfolio investments are carried at fair value as determined quarterly by the Adviser Trustee, subject to approval by the Individual Trustees, in accordance with procedures established by the Trustees. In determining the fair value of the Trust's Indirect Investments, the Adviser Trustee considers, among other things, the valuations provided by the general partner managers of such investments. The valuations provided by the general partner managers are reflected by the fair value of the Trust's capital account balance for each such Indirect Investment. The capital account balance for each Indirect Investment includes capital contributed by the Trust, distributions received by the Trust and the Trust's allocated share of the Indirect Investment's profits and losses, including unrealized profits and losses. Such allocations reflect certain fees and expenses incurred by the Indirect Investment entity and drawn against that entity's cash position. The Trust's capital account balance for each Indirect Investment is reviewed by the Adviser Trustee for reasonableness and the fair value of each Indirect Investment may be adjusted in the discretion of the Adviser Trustee. In deriving the fair value of each Indirect Investment, the Adviser Trustee also considers, among other factors, an assessment of the amount that the Trust might reasonably expect to receive for an Indirect Investment upon its current sale.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited), continued

The fair value of Direct Investments and securities received from Indirect Investments ("Distributed Investments") is determined by the Adviser Trustee, subject to the approval by the Individual Trustees, as follows: (i) unrestricted publicly-held securities for which market quotations are readily available are valued at the closing public market price for the last trading day of the accounting period, (ii) restricted publicly-held securities may be valued at a discount from the closing public market price, depending on the circumstances; and (iii) privately-held securities are valued at cost until significant developments affecting the portfolio company provide a basis for change in valuation. Factors to be considered in arriving at a change in valuation of such privately-held securities include the price of recent transactions in the company's securities and the company's earnings, sales and book value. In deriving the fair value of each Direct Investment, the Adviser Trustee also considers the amount that the Trust might reasonably expect to receive upon the current sale of such securities.

The values assigned to portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future circumstances that cannot be determined until the investments are actually liquidated. Because of the inherent uncertainty of valuation, the assigned values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

The Trust's Direct Investments are restricted as to resale. Additionally, the Trust's Indirect Investments in limited partnerships may be illiquid due to provisions of the limited partnership agreements restricting the sale of partnership interests.

Security Transactions and Investment Income - Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Currency Risk - Although the majority of the Trust's investments are denominated in U.S. dollars, the Trust may invest in securities denominated in currencies other than its reporting currency, the U.S. dollar. Consequently, the Trust is exposed to risk that the exchange rate of the U.S. dollar relative to other currencies may change in a manner which has an adverse effect on the reported value of that portion of the Trust's assets which are denominated in currencies other than the U.S. dollar.

Syndication Costs - Selling commissions of $1,926,568 and other costs associated with selling shares of the Trust totaling $568,126 have been recorded as a direct reduction to shareholders' equity since the inception of the Trust.

Income Taxes - No provision for income taxes has been made since all income and losses are allocable to the shareholders for inclusion in their respective tax returns.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited), continued

Statement of Cash Flows - The Trust considers its interest-bearing account to be a cash equivalent.

Financial Instruments - The Trust carries its financial instruments at amounts which approximate fair value.

3.       Shareholders' Equity

In connection with the issuance of 108,659.8075 shares of beneficial interest (the "Shares") of the Trust, shareholders contributed capital totaling $110.6 million, including a $500,000 capital contribution from the Adviser Trustee. The Trust paid selling commissions of $1.9 million in connection with the sale of the shares.

4.       Allocation of Net Income and Net Loss

Net income and net loss, other than net income and net loss from Direct Investments, is allocated to all shareholders, including the Adviser Trustee, pro rata based on Shares held.

Additionally, the Adviser Trustee will be allocated, on a cumulative basis over the life of the Trust, 20% of the Trust's aggregate net income and net loss from Direct Investments, other than "pari passu co-investments", and 15% from Direct Investments in "pari passu co-investments" (as described below), provided that such amount is positive. The remaining 80% and/or 85% of such amounts is allocated to all shareholders including the Adviser Trustee, pro rata based on Shares held. If the aggregate net income and net loss from Direct Investments (including "pari passu co-investments") is negative, such net income and net loss is allocated to all shareholders, including the Adviser Trustee, pro rata based on Shares held.

"Pari passu co-investments" refers to Direct Investments that are co-investments in the same securities and on the same terms alongside general partner managers of Indirect Investments held by the Trust, in transactions involving issuers held by investment vehicles in which the Trust has invested.

5.       Related Party Transactions

The Adviser Trustee receives a management fee at the annual rate of 1.25% of the aggregate capital commitments to the Trust, reduced by capital returned and realized investment losses. Such fee is determined and payable quarterly in advance. The management fee is reduced by 100% of directors' fees or other remuneration received by the Adviser Trustee from any portfolio company of the Trust.

As compensation for services rendered to the Trust, each Independent Trustee receives $10,000 annually in quarterly installments and $500 for each meeting of the Independent Trustees attended, plus out-of-pocket expenses. Additionally, the Independent Trustees also are members of the Audit Committee. As compensation for services rendered to the Trust as members of the Audit Committee, each of the Independent Trustees receives an additional $2,500 annually in quarterly installments and $250 for each Audit Committee meeting attended.

Effective January 1, 2001, the Trust established a deferred compensation plan for the benefit of the Independent Trustees, whereby the Independent Trustees may elect to defer all or a portion of their

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited), continued

compensation for services rendered to the Trust. Such deferred compensation is invested in managed mutual funds for the benefit of the Independent Trustees. Income earned from such funds is credited to the Independent Trustees as earned. Information concerning each Individual Trustee is shown in the attached schedule of Supplemental Information - Individual Trustees.

6.       Investment Commitments

As of September 30, 2002, the Trust's unfunded investment commitments totaled $14,542,230 for Indirect Investments and $19,082 for Direct Investments.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
SUPPLEMENTAL INFORMATION - INDIVIDUAL TRUSTEES

Information concerning each Individual Trustee is shown in the chart below.

 ----------------------------- ---------------- --------------- ----------------------- ------------- -----------------------
                                                                                          Number of
                                                                                         Portfolios
                                                                                           in Fund
                                                                                           Complex
                                                                                         Overseen by
                                                Term of Office                           Director or    Other Directorships
                                Position Held    and Length of   Principal Occupation    Nominee for    Held by Director or
     Name, Address and Age        with Fund       Time Served     During Past 5 Years     Director     Nominee for Director
 ----------------------------- ---------------- --------------- ----------------------- ------------- -----------------------
 ----------------------------- ---------------- --------------- ----------------------- ------------- -----------------------
 Christopher J. Bower           President and     Indefinite,   President and Chief           1                None
 1200 Prospect Street,
 Suite 200                                                      Executive Officer of
 La Jolla, CA 92037               Individual                    Pacific Corporate
 Age 44                            Trustee        Since 1998    Group LLC
 ----------------------------- ---------------- --------------- ----------------------- ------------- -----------------------
 ----------------------------- ---------------- --------------- ----------------------- ------------- -----------------------
 Harry G. Bubb
 1200 Prospect Street, Suite
 200                                                            Chairman Emeritus,
 La Jolla, CA 92037              Independent      Indefinite,   Pacific Mutual Life
 Age 78                            Trustee        Since 1998    Insurance Company             1                None
 ----------------------------- ---------------- --------------- ----------------------- ------------- -----------------------
 ----------------------------- ---------------- --------------- ----------------------- ------------- -----------------------
                                                                Ivadelle and Theodore
 Alan C. Shapiro                                                Johnson Professor of
 1200 Prospect Street, Suite                                    Banking and Finance at
 200                                                            the Marshall School of
 La Jolla, CA 92037              Independent      Indefinite,   Business, University                   Remington Oil and Gas
 Age 57                            Trustee        Since 1998    of Southern California        1            Corp. (NYSE)
 ----------------------------- ---------------- --------------- ----------------------- ------------- -----------------------
 ----------------------------- ---------------- --------------- ----------------------- ------------- -----------------------
 DeWitt F. Bowman                Independent      Indefinite,   Principal of Pension          1        Brandes International
                                                                                                       Fund, Forward Funds,
                                                                                                       RREEF American REIT,
                                                                                                      Wilshire Target Funds,
 1200 Prospect Street, Suite                                                                            and as a trustee of
 200                                                                                                    the Pacific Gas and
 La Jolla, CA 92037                                                                                      Electric Nuclear
 Age 71                            Trustee        Since 1998    Investment Consulting                  Decommissioning Trust
 ----------------------------- ---------------- --------------- ----------------------- ------------- -----------------------
